Related Parties Transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties Transactions [Abstract]
Schedule of Expenses Related to Service Agreement and the Office Services Agreement

The Company allocated the expenses related to the above service agreement and addendum as follows:

	Year ended December 31
	2025	2024	2023

Research and development	$57	$53	$36
Sales and marketing	57	53	36
General and administrative	114	106	74
	$228	$212	$146